Supplement Dated November 5, 2007

To

Prospectus Dated May 1, 2007

For

Scudder DestinationsSM Annuity

Issued By

Kemper Investors Life Insurance Company

Paragraph 8 of the section entitled “A. CHARGES AGAINST THE SEPARATE ACCOUNT” under the heading “CONTRACT CHARGES AND EXPENSES” appearing on page 42 of the Prospectus is replaced in its entirety with the following paragraph:

8.	State and Local Government Premium Taxes.

Certain state and local governments impose a premium tax of up to 3.5% of Purchase Payments which, depending on the state, is paid by us at the time we receive a Purchase Payment from you or at the time you annuitize your Contract. If you live in a state where we pay premium tax at the time we receive a Purchase Payment from you (Maine, South Dakota, West Virginia, and Wyoming), we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment. If you live in a state where we pay premium tax when you annuitize your Contract (California and Nevada), we will deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB Base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract. In no event will this deduction for premium tax exceed the amount of your Contract Value at the time of annuitization. The charge we deduct for premium tax will never exceed the amount of premium tax we have paid to your state on your Purchase Payments. See “Appendix A-State and Local Government Premium Tax Chart” in the Statement of Additional Information.

Supplement Dated November 5, 2007

To

Prospectus Dated May 1, 2005

For

Farmers Variable Annuity I

Issued By

Kemper Investors Life Insurance Company

The heading “8. State Premium Taxes” appearing in the “Table of Contents” of the Prospectus is changed to read “8. State and Local Government Premium Taxes”.

Paragraph 8 of the section entitled “A. CHARGES AGAINST THE SEPARATE ACCOUNT” under the heading “CONTRACT CHARGES AND EXPENSES” appearing on page 31 of the Prospectus is replaced in its entirety with the following paragraph:

8.	State and Local Government Premium Taxes.

Certain state and local governments impose a premium tax of up to 3.5% of Purchase Payments which, depending on the state, is paid by us at the time we receive a Purchase Payment from you or at the time you annuitize your Contract. If you live in a state where we pay premium tax at the time we receive a Purchase Payment from you (Maine, South Dakota, West Virginia, and Wyoming), we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment. If you live in a state where we pay premium tax when you annuitize your Contract (California and Nevada), we will deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB Base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract. In no event will this deduction for premium tax exceed the amount of your Contract Value at the time of annuitization. The charge we deduct for premium tax will never exceed the amount of premium tax we have paid to your state on your Purchase Payments. See “Appendix A-State and Local Government Premium Tax Chart” in the Statement of Additional Information.

The last item in the “STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS” appearing on page 46 of the Prospectus is changed to read as follows: “APPENDIX A—STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART”

Supplement Dated November 5, 2007

To

Statement of Additional Information Dated May 1, 2007

For

Scudder DestinationsSM Annuity

And

Farmers Variable Annuity I

Issued By

Kemper Investors Life Insurance Company

And

KILICO Variable Annuity Separate Account

The “STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART” appearing as “APPENDIX A” to the Statement of Additional Information is replaced in its entirety with the following chart:

APPENDIX A

STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California*	0.50%	2.35%
Maine**	—	2.00%
Nevada*	—	3.50%
South Dakota**	—	1.25%
West Virginia**	1.00%	1.00%
Wyoming**	—	1.00%

*	In California and Nevada, we pay premium taxes when you annuitize your Contract. We deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB Base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract.

**	In Maine, South Dakota, West Virginia, and Wyoming, we pay premium taxes at the time we receive a Purchase Payment from you. In those four states, we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment.